Financial Instruments Risk - Credit Risk (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 45,199	$ 83,877
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	45,199	83,877
Credit risk | 0 – 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	34,167	49,452
Credit risk | 61 plus days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 11,032	$ 34,425